Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Changes in Equity [abstract]
Deferred tax relating to items charged directly to equity	$ 2	$ 986